Lease Commitments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease, payments	$ 89,251	$ 90,848	$ 87,604
Non-cash transactions to recognize operating assets and liabilities for new leases	101,971	79,357	58,103
Operating lease right of use assets	425,884,000	405,446,000
Operating lease liability	430,490,000	413,907,000
Operating lease, expense	94,296,000	$ 90,134,000
Operating lease, expense			$ 84,216,000
Gain related to sale and lease back of buildings	$ 18,950,000